Critical accounting judgments and key sources of estimation uncertainty	12 Months Ended
Dec. 31, 2020
Critical accounting judgments and key sources of estimation uncertainty
Critical accounting judgments and key sources of estimation uncertainty

5.           Critical accounting judgments and key sources of estimation uncertainty

In applying the Company’s accounting policies, described in note 4, the Company’s management makes judgments, estimates and assumptions about the carrying amounts of assets and liabilities in the consolidated financial statements. The estimates and underlying assumptions are based on historical experience and other factors considered relevant. Actual results may differ from these estimates.

Estimates and assumptions are reviewed on an ongoing basis. Adjustments to accounting estimates are recognized in the period in which the adjustment is made and future periods if the change affects both the current period and to subsequent periods.

a.Critical accounting judgments

Critical judgments, other than those involving estimations (see paragraph b), made by management throughout the process of applying the Company’s accounting policies that have a material effect on the consolidated financial statements, are presented below.

•	Evaluation of the existence of control on investments in subsidiaries (see note 11).
•	Defined benefit obligations to the Company’s employees are discounted at a rate set by reference to market rates at the end of the reference period of Mexican government bonds.
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The Company is subject to transactions or contingent events over which it applies professional judgment to determine the probability of occurrence. Factors considered in this determination are the legal situation as of the date on which the estimation is made and the opinion of legal advisors.

b.Key sources of estimation uncertainty

Basic assumptions concerning the future and other key sources of uncertainty in the estimates made at the end of the reporting period, that have a significant risk of causing significant adjustments to the carrying amounts of assets and liabilities within the following financial year are as follows:

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The Company performs an allowance for doubtful accounts analysis based on the expected credit losses required by IFRS 9, considering key factors such as the customers’ financial and operating situation, conditions of past due accounts and the economic conditions of the country. This estimate is reviewed periodically and the condition of past due accounts is determined considering the terms established in the agreements.

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The Company’s long-lived assets correspond to concessions granted by the Mexican Government, properties, leasehold improvements and equipment. The Company reviews the carrying amounts of its long-lived assets to determine whether there are indications of impairment.

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Despite of impact of the pandemic generated by COVID-19, the Company did not identify impairment with respect to the investment of the NH T2 Hotel recorded in improvements in leased assets, whose lease contract with Mexico City International Airport expires in 2029.

The Company determined the recoverable amount of the cash-generating unit corresponding to NH T2 by estimating the value in use, which uses cash flow projections based on projections over the remaining life of the lease until 2029, discounted at an after-tax discount rate of between 10.2% to 11.2%.  Over the projection period, management considers an occupancy rate of 53% in 2021, gradually recovering to an average of 82% by 2024 onwards. It is also estimated that the average fare would exceed 2019 levels in 2022 and would be updated mainly with inflation thereafter.   The Company's management, based on value in use calculations, has not identified any impairment as the recoverable amount exceeds the carrying value of the cash generating unit by approximately 27%.  Management estimates that the value in use considering an average rate reduction of 16.7% or an occupancy rate 1,230 basis points lower than estimated during the projection period would equal the carrying value of the cash generating unit.

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The Company’s management reviews the estimated useful lives of property, leasehold improvements and equipment at the end of each annual period. Based on detailed analyses, the Company’s management could modify the useful life of certain assets of property, leasehold improvements and equipment. The degree of uncertainty associated with estimates of useful lives is related to market changes, use of assets and technological development.

•	Determining the recoverability of deferred tax assets.

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The Company’s management determines and recognizes, based on estimates, the major maintenance provision as per concession contracts with the Mexican Government to maintain and restore the airports’ infrastructure, which affects the results of periods ranging from the moment concession infrastructure becomes available for use through the date on which the maintenance and/or repair works are performed. The Company also calculates the appropriate discount rate for determining the present value of expected expenses that are required to meet its obligations. The short- and long-term classification of the provision is based on the best estimate of the Company of the period in which the work is expected to be carried out. There is also a judgment in determining the accounting policy of recognition of this provision.

Although these estimates were made based on the best information available as of December 31, 2020, 2019 and 2018 it is possible that future events may require the Company to modify (increase or decrease) the amounts in the coming years, which in such case would be applicable on a prospective basis by recognizing the effects of changes in estimates in the corresponding consolidated financial statements.